Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO On February 18, 2020, Franklin Resources, Inc. (“Franklin”) and Legg Mason announced that they had entered into an agreement under which Franklin would acquire Legg Mason and its affiliates, including Western Asset. The transaction is expected to close in the third quarter of 2020 and is subject to customary closing conditions. Upon completion of the transaction Western Asset would become a wholly owned subsidiary of Franklin. No change to the management/operation of the portfolio is anticipated following the closing of the acquisition.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 243% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

		The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is a multi-asset class fund. Under normal circumstances, approximately 60% of the Portfolio's assets are allocated to traditional asset classes and investment strategies, and approximately 40% of the Portfolio's assets are allocated to non-traditional asset classes and investment strategies. The traditional asset classes include US and foreign equity and fixed income securities. The non-traditional asset classes include real estate, commodities-related, and global infrastructure. The non-traditional investment strategies may from time to time include long/short market neutral, global macro, hedge fund replication, and global tactical asset allocation strategies.

		The Portfolio gains exposure to these traditional and non-traditional asset classes and investment strategies by investing in varying combinations of: (i) other pooled investment vehicles, including, other portfolios of the Trust, other open-end or closed-end investment companies, exchange-traded funds (ETFs), unit investment trusts, and domestic or foreign private investment pools (collectively referred to as Underlying Portfolios); (ii) securities such as common stocks, preferred stocks, bonds, bond and interest rate futures, options on bonds, options on bond and interest rate futures, interest rate options, interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), commodity and commodity index futures, options (including options on credit default swaps), other futures, swaps and options (including on equities and equity indices), forwards, options on swaps, options on forwards and mortgage-backed securities; and (iii) certain financial and derivative instruments. Under normal circumstances, the Portfolio will invest greater than 50% of its assets in Underlying Portfolios and the remainder of the Portfolio's assets will be directly managed by subadvisers to the Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Allocation Risk. The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Commodity Risk. The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk. Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk. In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk. A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk. The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective.

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk. The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

		Sovereign Debt Securities Risk. Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (20%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%), Bloomberg Barclays US Aggregate Index (28%), Bloomberg Commodity Index Total Return (8%), ICE BofAML Three-Month US Treasury Bill Index (15%) and Wilshire US REIT Total Return Index (9%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: The Academic Strategies Asset Allocation Portfolio added and removed subadvisers and changed certain investment strategies, effective January 23, 2017. The performance figures prior to January 23, 2017 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

		In addition, prior to January 23, 2017, the Portfolio’s custom blended index consisted of Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg Barclays US Aggregate Index (25%), Bloomberg Commodity Index Total Return (10%), Three-Month US Treasury Bill Index (15%) and Wilshire US REIT Total Return Index (10%).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (20%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%), Bloomberg Barclays US Aggregate Index (28%), Bloomberg Commodity Index Total Return (8%), ICE BofAML Three-Month US Treasury Bill Index (15%) and Wilshire US REIT Total Return Index (9%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
9.57%	3rd Quarter 2010	-10.88%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO | AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.11%
Dividend Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
+ Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[1]
1 Year	rr_ExpenseExampleYear01	$ 141
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	$ 1,671
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	(2.66%)
2012	rr_AnnualReturn2012	12.57%
2013	rr_AnnualReturn2013	9.97%
2014	rr_AnnualReturn2014	3.82%
2015	rr_AnnualReturn2015	(3.22%)
2016	rr_AnnualReturn2016	6.33%
2017	rr_AnnualReturn2017	12.58%
2018	rr_AnnualReturn2018	(8.13%)
2019	rr_AnnualReturn2019	16.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.88%)
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	5.64%
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.46%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	13.55%
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	5.94%

[1]	The Manager has contractually agreed to waive 0.007% of its investment management fees through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.